Income Tax (Details 2) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets
Tax reserves method change	$ 7	$ 11
Unrealized investment losses		61
Accrued expenses	140	293
Deferred policy acquisition costs	479	380
Other	12
Gross deferred tax assets	638	745
Deferred tax liabilities
Investments	344	354
Deferred reinsurance expense	13	16
Unrealized investment gains	275
Gross deferred tax liabilities	632	370
Net deferred tax asset	$ 6	$ 375